Fair Value Measurements - Schedule of Fair Value Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2025		Dec. 31, 2024		Jun. 18, 2024	[2]
Liabilities
Convertible Notes payable, noncurrent	$ 0	[1]	$ 107,600	[1],[2]	$ 0
Fair Value, Recurring
Assets:
Total assets	197,743		65,000
Liabilities
Convertible Notes payable, noncurrent			107,600
Total liabilities			107,600
Fair Value, Recurring | Fair Value, Inputs, Level 1
Assets:
Total assets	122,833		65,000
Fair Value, Recurring | Fair Value, Inputs, Level 2
Assets:
Total assets	74,910
Fair Value, Recurring | Fair Value, Inputs, Level 3
Liabilities
Convertible Notes payable, noncurrent			107,600
Total liabilities			107,600
Fair Value, Recurring | U.S. Treasury Securities
Assets:
Cash equivalents	4,985
Current marketable securities	54,677
Fair Value, Recurring | U.S. Treasury Securities | Fair Value, Inputs, Level 2
Assets:
Cash equivalents	4,985
Current marketable securities	54,677
Fair Value, Recurring | U.S. Government-sponsored Agency Securities
Assets:
Current marketable securities	7,399
Fair Value, Recurring | U.S. Government-sponsored Agency Securities | Fair Value, Inputs, Level 1
Assets:
Current marketable securities	4,032
Fair Value, Recurring | U.S. Government-sponsored Agency Securities | Fair Value, Inputs, Level 2
Assets:
Current marketable securities	3,367
Fair Value, Recurring | Corporate Debt Securities
Assets:
Cash equivalents	5,509
Non-current marketable securities	80,845
Fair Value, Recurring | Corporate Debt Securities | Fair Value, Inputs, Level 1
Assets:
Cash equivalents	5,509
Non-current marketable securities	77,824
Fair Value, Recurring | Corporate Debt Securities | Fair Value, Inputs, Level 2
Assets:
Non-current marketable securities	3,021
Fair Value, Recurring | Money Market Funds
Assets:
Cash equivalents	35,468		65,000
Fair Value, Recurring | Money Market Funds | Fair Value, Inputs, Level 1
Assets:
Cash equivalents	35,468		$ 65,000
Fair Value, Recurring | Commercial Paper
Assets:
Cash equivalents	2,982
Current marketable securities	5,878
Fair Value, Recurring | Commercial Paper | Fair Value, Inputs, Level 2
Assets:
Cash equivalents	2,982
Current marketable securities	$ 5,878

[1]	Includes related party amount of $22.7 million at December 31, 2024.
[2]	Includes related party amount of $22.7 million.